Financial Results - Summary of Financial Income and Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Financial Results [Line Items]
Other financial income	$ 133,978	$ 70,806		$ 202,689
Financial income	293,843	276,457	[1]	450,230	[1]
Finance cost	869,535	773,157	[1]	588,742	[1]
Bank costs	106,079	46,304		80,714
Contingencies	28,505	20,311		19,856
Other finance cost	53,186	8,252		13,986
Porfolio [Member]
Disclosure Of Financial Results [Line Items]
Finance cost	35,246	4,371
Enel Distribucion Rio
Disclosure Of Financial Results [Line Items]
Other financial income	46,391			87,183
Financial income charged to customers for invoices	48,479	38,248		39,644
Financial updates	11,802	6,074
Sector assets and liabilities		6,889		18,916
Enel Distribucion Rio | Argentine Subsidiaries [Member]
Disclosure Of Financial Results [Line Items]
Gain in foreign currency exchange differences				216,218
Enel Distribucion Rio | Edesur
Disclosure Of Financial Results [Line Items]
Financial income				45,569
Board Of Subsidiaries [Member] | Edesur
Disclosure Of Financial Results [Line Items]
Finance cost	115,826	69,670
Board Of Subsidiaries [Member] | Enel Distribución Río S.A. and Enel Distribución Ceará S.A. [Member]
Disclosure Of Financial Results [Line Items]
Legal Claims	44,440	50,801		47,275
CAMMESA [Member]
Disclosure Of Financial Results [Line Items]
Interest expense	$ 120,898	$ 144,153		$ 135,939

[1]	As Restated